Income Tax - Deferred tax assets not recognized (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income tax
Deferred tax assets not recognized	¥ 5,998,273	¥ 4,263,199	¥ 2,669,084
Within 1 year
Income tax
Deferred tax assets not recognized	36,658	32,408	11,174
More than 1 year but within 5 years
Income tax
Deferred tax assets not recognized	1,301,948	1,147,924	626,232
More than 5 years
Income tax
Deferred tax assets not recognized	¥ 4,659,667	¥ 3,082,867	¥ 2,031,678